Expense Example - iShares Technology Opportunities Active ETF - iShares Technology Opportunities Active ETF	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	424
Expense Example, with Redemption, 10 Years	$ 951